Segment Information - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	€ 1,186,282	€ 1,104,036	€ 1,085,354
Total Segments | Operating Segments
Disclosure of operating segments [line items]
Revenue	1,321,346	€ 1,295,415	€ 1,254,144
Total Segments | Operating Segments | Customer
Disclosure of operating segments [line items]
Percentage of revenue		10.30%	11.40%
Revenue		€ 113,200	€ 123,600
Biopharmaceutical and Diagnostic Solutions | Operating Segments
Disclosure of operating segments [line items]
Revenue	€ 1,040,337	€ 937,779	€ 881,337
Biopharmaceutical and Diagnostic Solutions | Operating Segments | Customer
Disclosure of operating segments [line items]
Percentage of revenue	12.00%
Revenue	€ 142,700